Stock Option Plan and Stock-Based Compensation - May 2019 Stock Option Repricing (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 13, 2019	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Options, exercise price (in usd per share) (above)	$ 0.80
Share reprice (in usd per share)	$ 0.80
Incremental cost of repricing		$ 0.3